Financial Instruments (Schedule of Interest Rates Used to Discount Estimated Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans from banks [Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value	Euribor+ 2.53%	Euribor+ 2.53%
Finance lease obligations[Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value	Euribor+ 2.85%	Euribor+ 2.85%
Loans from banks Two [Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value	4.65% Linkage to Consumer price index in Israel